Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Leasehold improvements [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives	Shorter of the lease term or the estimated useful life of the assets	Shorter of the lease term or the estimated useful life of the assets
Minimum [Member] | Vehicle [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives	4 years	4 years
Minimum [Member] | Office equipment [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives	3 years	3 years
Maximum [Member] | Vehicle [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives	6 years	6 years
Maximum [Member] | Office equipment [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives	5 years	5 years